Supplement to New York Spinnaker Plus Prospectus
                       Supplement dated September 21, 2004
                        to Prospectus dated June 16, 1997


Effective September 8, 2004, First Safeco National Life Insurance Company of New York changed its name to First Symetra National Life Insurance Company of New York and Safeco Securities, Inc. changed its name to Symetra Securities, Inc. Accordingly, all references to "First Safeco National Life Insurance Company of New York" and "Safeco Securities, Inc." should be replaced with references to "First Symetra National Life Insurance Company of New York" and "Symetra Securities, Inc." respectively.




The section titled FIRST SAFECO on Page 42  is replaced by the following:

FIRST SYMETRA

First Symetra National Life Insurance Company of New York was organized under the laws of the state of New York on April 23, 1987 under the name First Safeco National Life Insurance Company of New York. On September 8, 2004, First Safeco National Life Insurance Company of New York changed its name to First Symetra National Life Insurance Company of New York. We are approved to write individual and group life, accident and health insurance and annuities. First Symetra is licensed to do business in the state of New York.

On or about August 2, 2004, Symetra Financial Corporation, (formerly Occum Acquisition Corp.) a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc., became the owner of First Symetra National Life Insurance Company of New York. This change of ownership will have no effect on your rights as a contract owner.

                Supplement to New York Spinnaker Plus Prospectus
                       Statement of Additional Information
                       Supplement dated September 21, 2004
                           to SAI dated June 16, 1997



Effective September 8, 2004, First Safeco National Life Insurance Company of New York changed its name to First Symetra National Life Insurance Company of New York and Safeco Securities, Inc. changed its name to Symetra Securities, Inc. Accordingly, all references to "First Safeco National Life Insurance Company of New York" and "Safeco Securities, Inc." should be replaced with references to "First Symetra National Life Insurance Company of New York" and "Symetra Securities, Inc." respectively.


The first sentence of the section titled FIRST SAFECO on Page 1 is replaced by the following:

                                  FIRST SYMETRA


As of August 2, 2004, First Symetra National Life Insurance Company of New York ("First Safeco"), is a wholly owned subsidiary of Symetra Financial Corporation, (formerly Occum Acquisition Corp.) a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses.